Employee Costs from Continuing Operations - Schedule of Employee Benefits Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Wages, salaries, and benefits	$ 2,644.6	$ 2,670.3
Pension costs	77.3	79.3
Share-based compensation	46.7	16.4
Total employee costs	2,768.6	2,766.0
Direct labor	1,672.8	1,754.0
Indirect labor	$ 1,095.8	$ 1,012.0